Advances for Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Advances For Assets Acquisition And Assets Under Construction
Advances for vessels, beginning balance	$ 85,204	$ 89,703
Advances paid, including capitalized expenses and interest	42,032	143,869
Transferred to vessel cost (refer to Note 4)	(39,937)	(148,368)
Advances for vessels, ending balance	$ 87,299	$ 85,204